SHAREHOLDERS' EQUITY - Long-term Incentive Plans - Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2017 shares
Number of units
Balance, beginning of year (in shares)	5,446
Granted (in shares)	1,725
Vested (in shares)	(1,653)
Forfeited (in shares)	(328)
Balance, end of year (in shares)	5,190
Deferred Share Unit
Number of units
Balance, beginning of year (in shares)	306
Granted (in shares)	62
Balance, end of year (in shares)	368
Performance Shares
Number of units
Balance, beginning of year (in shares)	2,442
Granted (in shares)	835
Vested (in shares)	(528)
Forfeited (in shares)	(36)
Balance, end of year (in shares)	2,713
Restricted Stock Units (RSUs)
Number of units
Balance, beginning of year (in shares)	2,698
Granted (in shares)	828
Vested (in shares)	(1,125)
Forfeited (in shares)	(292)
Balance, end of year (in shares)	2,109